Schedule of Capital Structure (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Long-term debt -non-current portion (Note 15)	$ 4,379,169	$ 759,259
Shareholders’ Equity	$ 18,724,301	$ 16,631,196	$ 4,409,302